Financial assets at fair value through profit (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets mandatorily at fair value through profit or loss:	£ 1,429	£ 1,798
Financial assets at fair value through profit or loss	1,429	1,798
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets mandatorily at fair value through profit or loss:	1,188	1,559
Equity shares
Disclosure of financial assets [line items]
Financial assets mandatorily at fair value through profit or loss:	£ 241	£ 239